Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets

The Company had goodwill of $38.3 million for each of years ended December 31, 2018 and 2017. The Company performed a qualitative test for goodwill impairment as of December 31, 2018. Based upon the results of the qualitative testing the Company concluded that it is more-likely-than-not that the fair values of the Company’s goodwill was in excess of its carrying value and therefore performing the first step of the two-step impairment test was unnecessary. No goodwill impairment was recognized for the years ended December 31, 2018, 2017 and 2016.

The Company’s intangible assets, excluding goodwill, include acquired license and patent rights, core technologies, customer relationships and acquired in-process research and development. Amortization for the intangible assets that have finite useful lives is generally recorded on a straight-line basis over their useful lives. A summary of the Company’s identifiable intangible assets as of December 31, 2018 and 2017 is as follows (in thousands):

	December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Customer relationships	$1,585	$1,373	$212
Acquired technology	3,410	885	2,525
Acquired in-process research and development	35,834	366	35,468
Patent rights	32,720	4,742	27,978
Assembled workforce	105	5	100
Total intangible assets	$73,654	$7,371	$66,283

	December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Customer relationships	$1,585	$1,091	$494
Acquired technology	3,410	709	2,701
Acquired in-process research and development	37,660	—	37,660
Patent rights	32,720	2,562	30,158
Total intangible assets	$75,375	$4,362	$71,013

As of December 31, 2018, the remaining weighted average life for identifiable intangible assets is 15 years.
Patent rights are stated at cost and amortized on a straight-line basis over the estimated useful lives of the assets, determined to be approximately fifteen years or nineteen years from the date of transfer of the rights to the Company. Amortization expense for the years ended December 31, 2018, 2017 and 2016 was $2.2 million, $2.1 million and $0.4 million.
Acquired technology is stated at cost and amortized on a straight-line basis over the estimated useful lives of the assets, determined to be approximately nineteen years from the date of acquisition of the technology in December 2013. Amortization expense for the each of the years ended December 31, 2018, 2017 and 2016 was $0.2 million.
Customer relationships are stated at cost and amortized on a straight-line basis over the estimated useful lives of the assets and are generally determined to be approximately five years from the date of acquisition. Amortization expense for each of the years ended December 31, 2018, 2017 and 2016 was $0.3 million.
Acquired in-process research and development is stated at cost and may be immediately expensed if there is no alternative future use. The Company commenced amortization of acquired in-process research and development related to the business combination of Scilex upon commercialization of ZTlido® (lidocaine topical system 1.8%) in October 2018. Amortization expense for the year ended December 31, 2018 was $0.4 million and is being amortized on a straight-line basis over the estimated useful life of approximately fifteen years. The Company intends to begin amortization of acquired in-process research and development costs associated with the Virttu business combination upon commercialization of products. The acquired in-process research and development is reviewed annually for impairment or more frequently as changes in circumstance or the occurrence of events suggest that the remaining value may not be recoverable. The Company recorded an impairment charge of $1.8 million associated with Virttu IPR&D for the quarter ended December 31, 2018.
Estimated future amortization expense related to intangible assets at December 31, 2018 is as follows (in thousands):

Years Ending December 31,	Amount
2019	$3,866
2020	3,866
2021	4,920
2022	4,920
2023	4,915
Thereafter	43,796
Total	$66,283